FAIR VALUE MEASUREMENTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value of Held-to-Maturity Securities
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2026 and December 31, 2025 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at March 31, 2026 and December 31, 2025 are as follows:

	Held to Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
March 31, 2026	U.S. Treasury Securities (matured May 7, 2026)	1	$92,678,231	$951	$92,679,182

	Held to Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (matured February 19, 2026)	1	$91,837,137	$35,047	$91,872,184

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2025 and 2024 are as follows:

	Held to Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (matured February 19, 2026)	1	$91,837,137	$35,047	$91,872,184

	Held to Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2024	U.S. Treasury Securities (matured April 3, 2025)	1	$88,615,571	$38,396	$88,653,967